Income Taxes (Details) - Schedule of a Reconciliation of Income Tax Expense		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of a Reconciliation of Income Tax Expense [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions		28.10%	7.10%	2.80%	5.20%	3.70%
Permanent difference		4.30%	0.10%		(0.10%)	1.10%
Tax holiday effect	[1]			6.50%	(5.90%)	(5.30%)
Effective tax rate		58.40%	34.40%	34.30%	24.20%	24.50%

[1]	A PRC subsidiary incurred loss in 2023, which resulted in tax benefit and positive tax holiday effect in 2023.